Expenses From Salaries and Employee Benefits (Details) - Schedule of Expense for Employee Benefit Obligation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expense for Employee Benefit Obligation [Abstract]
Expenses for short-term employee benefit	$ 534,177	$ 491,696	$ 427,434
Expenses for employee benefits due to termination of employment contract	35,391	27,381	16,221
Training expenses	3,751	2,596	1,956
Expenses for nursery and kindergarten	1,513	1,403	1,536
Other personnel expenses	7,852	5,150	3,805
Total	$ 582,684	$ 528,226	$ 450,952